Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000247025
Shareholder Report [Line Items]
Fund Name	Oak Harvest Long/Short Hedged Equity Fund
Class Name	Institutional Shares
Trading Symbol	OHFGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(833) 549-4121
Additional Information Website	https://oakharvestfunds.com/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$212	1.97%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	14.75%	14.27%
S&P 500® Index	15.88%	21.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,099,370
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,041,438
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$81,099,370 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$1,041,438 Portfolio Turnover201%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Energy	1.4%
Purchased Options	1.5%
Materials	2.3%
Communications	9.8%
Consumer Discretionary	12.0%
Industrials	12.4%
Health Care	13.1%
Financials	14.0%
Technology	32.6%